Supplement to the

Fidelity® Balanced Fund (FBALX) and Fidelity® Puritan® Fund (FPURX)
Fidelity Balanced Fund is a Class of shares of Fidelity Balanced Fund and Fidelity Puritan Fund is a Class of shares of Fidelity Puritan Fund
Funds of Fidelity Puritan Trust
Fidelity Export and Multinational Fund (FEXPX)

Fidelity Export and Multinational Fund is a Class of shares of Fidelity Export and Multinational Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 40.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Morrison, Trustee as of March 19, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Charles S. Morrison
Fidelity Balanced Fund	none	none
Fidelity Export and Multinational Fund	none	none
Fidelity Puritan Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Balanced Fund	over $100,000	none	none	none
Fidelity Export and Multinational Fund	none	none	none	$50,001 - $100,000
Fidelity Puritan Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Balanced Fund	none	none	none	none
Fidelity Export and Multinational Fund	none	over $100,000	none	none
Fidelity Puritan Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
RCOM8-2B-14-03  December 16, 2014
1.837695.120